CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, par value (in usd per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	375,000,000	375,000,000
Common shares, issued (in shares)	74,048,962	49,999,998